UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2003

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry69
Form 13F Information Table Value$126,107




Value
Investment

Name of Issuer
Class
Cusip
X
1000
Discretion
Sole
Ace Ltd Ord
COM

3864
116802SOLE
116802
Agco Corp.
COM
001084102
1492
87050SOLE
87050
American Express
COM
025816109
625
13877SOLE
13877
American Intl Group Inc.
COM
026874107
5114
88625SOLE
88625
Ameritrade Hldg Corp.
COM
03074k100
5474
486600SOLE
486600
Amgen
COM
031162100
3672
56866SOLE
56866
Applied Materials
COM
038222105
2644
145750SOLE
145750
ASE Test Ltd
COM
y02516105
327
37600SOLE
37600
ATT Corp AT&T Wireless
Grp
COM
00209A106
1907
233150SOLE
233150
Bankamerica Corp. New
COM
060505104
500
6410.15SOLE
6410.15
Belo Corp. Class A
COM
080555105
1210
49900SOLE
49900
Best Buy
COM
086516101
1722
36230SOLE
36230
Brocade Communications
Sys
COM
111621108
320
61300SOLE
61300
Brown Shoe Company Inc.
COM
115736100
387
12200SOLE
12200
Capital One Financial
COM
14040H105
878
15400SOLE
15400
Charles Schwab New
COM
808513105
303
25429.36SOLE
25429.36
ChevronTexaco Corp
COM
166764100
415
5812.22SOLE
5812.22
Chicago Mercantile
COM
167760107
1393
20250SOLE
20250
Cisco Systems
COM
17275R102
3749
191880SOLE
191880
Citigroup
COM
172967101
5209
114453.47SOLE
114453.47
Clear Channel Commun Com
COM
184502102
1519
39650SOLE
39650
CNH Global N.V. New
COM
n20935206
435
33950SOLE
33950
Computer Sciences Corp
COM
205363104
1103
29350SOLE
29350
Del Monte Foods Co.
COM
24522p103
1217
139750SOLE
139750
Dial Corp.
COM
25247D101
677
31424SOLE
31424
Dicks Sporting Goods Inc.
COM
253393102
2955
79125SOLE
79125
DPS Biotech Holders Trust
COM
09067D201
2710
21000SOLE
21000
EBAY Inc
COM
278642103
910
17000SOLE
17000
Echostar Comm Corp Cl A
COM
278762109
949
24800SOLE
24800
Exxon Mobil Corporation
COM
30231G102
375
10250.27SOLE
10250.27
Flextronics Int'l
COM

1380
97300SOLE
97300
General Electric
COM
369604103
4389
147246.31SOLE
147246.31
Globespanvirata Inc.
COM
37957v106
2074
287200SOLE
287200
Goldman Sachs Group Inc.
COM
38141G104
503
6000SOLE
6000
Grey Global Group Inc.
COM
39787m108
1039
1365SOLE
1365
Harman Int'l Industries Inc.
COM
413086109
1520
15450SOLE
15450
Harrah's Entertainment
COM
413619107
1394
33100SOLE
33100
Honeywell International Inc.
COM
438516106
580
22000SOLE
22000
IBM
COM
459200101
736
8329.05SOLE
8329.05
Intel Corp
COM
458140100
7080
257372.63SOLE
257372.63
Jacobs Engineering Group
Inc.
COM
469814107
3540
78490SOLE
78490
Johnson & Johnson
COM
478160104
946
19096.61SOLE
19096.61
JP Morgan Chase & Co.
COM
46625H100
474
13800SOLE
13800
Liberty Media Corp-A
COM
530718105
879
88172SOLE
88172
Lowes Companies
COM
548661107
1533
29546.53SOLE
29546.53
Marvel Technology Group
COM
g5876h105
498
13200SOLE
13200
Mcgraw Hill Co.
COM
580645109
611
9830.06SOLE
9830.06
Michaels Stores Inc.
COM
594087108
2802
68750SOLE
68750
Microsoft
COM
594918104
3566
128301.59SOLE
128301.59
Mohawk Industries
COM
608190104
1409
19750SOLE
19750
Office Depot
COM
676220106
447
31850SOLE
31850
Omnicare Inc.
COM
681904108
2365
65575SOLE
65575
Pfizer Inc.
COM
717081103
2227
73291.81SOLE
73291.81
Providian Corp
COM
74406A102
3502
297050SOLE
297050
Quest Diagnostics Inc.
COM
74834l100
458
7550SOLE
7550
Royal Dutch
COM
780257804
569
12871SOLE
12871
Schlumberger Ltd
COM
806857108
476
9825SOLE
9825
Staples Inc.
COM
855030102
3573
150424SOLE
150424
Terex Corp.
COM
880779103
1679
90600SOLE
90600
Travelers Property Casualty -
A
COM
89420G109
465
29293SOLE
29293
United Technologies
COM
913017109
5102
66018.85SOLE
66018.85
Univision Comm. Cl A
COM
914906102
3603
112855SOLE
112855
Utd Surg. Ptnrs Intl
COM
913016309
665
23500SOLE
23500
Utstarcom, Inc.
COM
918076100
2084
65500SOLE
65500
Williams Sonoma Inc Com
COM
969904101
2540
94150SOLE
94150
WYETH
COM
983024100
2623
56903SOLE
56903
Xilinx Inc.
COM
983919101
909
31900SOLE
31900
Yellow Corp.
COM
985509108
1034
34600SOLE
34600
Zimmer Holdings Inc.
COM
989565P102
778
14111SOLE
14111